Research and Development Expense	12 Months Ended
Jun. 30, 2023
Research and Development Expense [Abstract]
Research and development expense

Note 25. Research and development expense

	As of June 30, 2023	As of June 30, 2022	As of June 30, 2021	As of December 31, 2020

Professional fees	(886,628)	(373,259)	(75,189)	-
Laboratories’ related expenses	(434,551)	(449,442)	(526,753)	-
Amortization	(1,699)	(1,699)	-	-
Other research and development expenses	(28,339)	(160,758)	-	(179,061)
Total Research and development expenses	$(1,351,217)	$(985,158)	$(601,942)	(179,061)